Changes in capital accounts, textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plan, Number of Shares Authorized	2,392,198
Shares under the equity incentive plan available for grant	2,125,534
Equity Incentive Plan, Expiration Date	Feb. 21, 2022
Compensation cost on restricted stock awards	$ 900	$ 954	$ 1,330
Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 416	$ 1,317
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	0 years 6 months 18 days